Retirement Benefits (Details 10) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,538.9	$ 2,420.8
Accumulated benefit obligation	2,526.1	2,405.6
Fair value of plan assets	$ 1,802.4	$ 1,686.1